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November 29, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource International Managers Series, Inc.
                  RiverSource International Aggressive Growth Fund RiverSource International Equity Fund
                  RiverSource International Select Value Fund
                  RiverSource International Small Cap Fund
           Post-Effective Amendment No. 14
           File Nos. 333-64010/811-10427
           Accession Number: 0001068800-06-001476

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 14 (Amendment). This Amendment was filed electronically on Nov. 17, 2006.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
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    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.